BALANCE SHEETS (UNAUDITED) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 26,140	$ 637,841	$ 217,108
Accounts receivable			7,250
Related party receivables
Prepaid expenses and other current assets	10,408	6,851
Total current assets	36,548	644,692	224,358
Property and equipment, net	74,861	70,423	50,000
Deferred offering costs			13,698
Right of use asset	85,113
Total assets	196,522	715,115	288,056
Current liabilities:
Account payable	3,265	24,511	21,021
Accrued liabilities	60,090	70,423
Note payable			30,000
Accrued interest, related party	12,466
Advances, related party	73,000
Right of use liability	43,260
Total current liabilities	192,081	94,934	51,021
Long term liabilities -
Related party notes payable	1,000,000	1,000,000
Right of use liability, net of current portion	41,853
Total liabilities	1,233,934	1,094,934	51,021
Stockholders’ Equity (Deficit):
Common stock, $0.001 par value; 50,000,000 shares authorized, 8,654,701 and 7,670,000 shares issued and outstanding as of December 31, 2021 and 2020, respectively	9,369	8,655	7,670
Additional paid-in capital	2,467,318	1,418,896	76,330
Subscriptions receivable	(1,500)	(1,500)	(422,500)
Accumulated deficit	(4,163,599)	(2,456,870)	(75,465)
Total stockholders’ equity (deficit)	(1,037,412)	(379,819)	237,035
Total liabilities and stockholders’ equity (deficit)	196,522	715,115	288,056
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock value	1,000	1,000	1,000
Series B Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock value	$ 650,000	$ 650,000	$ 650,000